Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) the disclosure of contingent assets and liabilities known to exist as of the date the consolidated financial statements are published, and (iii) the reported amount of net sales, expenses and costs recognized during the periods presented. Adjustments made with respect to the use of estimates often relate to improved information not previously available. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of consolidated financial statements; accordingly, actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At December 31, 2012, and 2011, cash includes cash on hand and cash in the bank.

Revenue Recognition

Revenue Recognition

Pacific Gold recognizes revenue from the sale of gold when persuasive evidence of an arrangement exists, services have been rendered, the sales price is fixed or determinable, and collection is reasonably assured, which is determined when it places a sale order of gold from its inventory on hand with the refinery.

Accounts Receivable/Bad Debt

Accounts Receivable/Bad Debt

The allowance for doubtful accounts is maintained at a level sufficient to provide for estimated credit losses based on evaluating known and inherent risks in the receivables portfolio. Management evaluates various factors including expected losses and economic conditions to predict the estimated realization on outstanding receivables. As of December 31, 2011 there was no allowance for bad debts.

Inventories	Inventories Inventories are stated at the lower of average cost or net realizable value. Costs included are limited to those directly related to mining. There was no inventory as of December 31, 2012.
Property and Equipment

Property and Equipment

Property and equipment are valued at cost. Additions are capitalized and maintenance and repairs are charged to expense as incurred. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are 2 to 10 years.

Mineral Rights

Mineral Rights

All mine-related costs, other than acquisition costs, are expensed prior to the establishment of proven or probable reserves. Reserves designated as proven and probable are supported by a final feasibility study, indicating that the reserves have had the requisite geologic, technical and economic work performed and are legally extractable at the time of reserve determination. Once proven or probable reserves are established, all development and other site-specific costs are capitalized.

Capitalized development costs and production facilities are depleted using the units-of-production method based on the estimated gold which can be recovered from the ore reserves processed. There has been no change to the estimate of proven and probable reserves. Lease development costs for non-producing properties are amortized over their remaining lease term if limited. Maintenance and repairs are charged to expense as incurred.

Intangible Assets	Intangible Assets The Company’s Subsidiary, Pacific Metals Inc., has acquired a mining claims database which will be amortized over its estimated useful life of ten years using a straight line method.
Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews the carrying value of its long-lived assets annually or whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be appropriate. Pacific Gold assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows, which depend on estimates of metals to be recovered from proven and probable ore reserves, and also identified resources beyond proven and probable reserves, future production costs and future metals prices over the estimated remaining mine life. If undiscounted cash flows are less that the carrying value of a property, an impairment loss is recognized based upon the estimated expected future net cash flows from the property discounted at an interest rate commensurate with the risk involved. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value.

The fair value of an asset retirement obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The present value of the estimated asset retirement costs is capitalized as part of the carrying amount of the long-lived asset. For Pacific Gold, asset retirement obligations primarily relate to the abandonment of ore-producing property and facilities.

We review the carrying value of our interest in each group of mineral claims owned by our subsidiaries on an annual basis to determine whether impairment has incurred in the claim value. We evaluate the mineral claim values based on one of four criteria; cash flow projection, geological reports, asset sale and option agreements, and comperative market analysis including public market value. Where information and conditions suggest impairment, we write-down these properties to the lowest estimated value based on our evaluation criteria. Our estimate of gold price, mineralized materials, operating capital, and reclamation costs are subject to risks and uncertainties affecting the recoverability of our investment in property, plant, and equipment. Although we have made our best estimate of these factors based on current conditions, it is possible that changes could occur in the near term that could adversely affect our estimate of net cash flows expected to be generated from our operating properties and the need for possible asset impairment write-downs.

Where estimates of future net operating cash flows are not available and where other conditions suggest impairment, we assess if carrying value can be recovered from net cash flows generated by the sale of the asset or other means.

Income taxes

Income taxes

In accordance with ASC Topic 740, Income Taxes, Pacific Gold recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered. Pacific Gold provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets to be more likely than not.

Loss per Share

Loss per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an "as if converted" basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For the year ended December 31, 2012 potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share. As of December 31, 2012 and 2011, the Company had 148,499,072, and 6,000,000, respectively, of potentially dilutive common stock equivalents.

Advertising	Advertising The Company expenses advertising costs as incurred.
Environmental Remediation Liability

Environmental Remediation Liability

The Company has posted a bond with the State of Nevada in the amount required by the State of Nevada equal to the maximum cost to reclaim land disturbed in its mining process. The bond requires a quarterly premium to be paid to the State of Nevada Division of Minerals. The Company is current on all payments. Due to its investment in the bond and the close monitoring of the State of Nevada, the Company believes that it has adequately mitigated any liability that could be incurred by the Company to reclaim lands disturbed in its mining process.

Financial Instruments

Financial Instruments

The Company’s financial instruments, when valued using market interest rates, would not be materially different from the amounts presented in the consolidated financial statements.

Convertible Debentures

Convertible Debentures

Convertible debt is accounted for under ASC 470, Debt – Debt with Conversion and Other Options. The Company records a beneficial conversion feature (BCF) related to the issuance of convertible debt that have conversion features at fixed or adjustable rates that are in-the-money when issued and records the fair value of warrants issued with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to warrants and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion features, both of which are credited to paid-in-capital. The Company calculates the fair value of warrants issued with the convertible instruments using the Black-Scholes valuation method, using the same assumptions used for valuing employee options for purposes of following ASC Topic 718, except that the contractual life of the warrant is used. Under these guidelines, the Company allocates the value of the proceeds received from a convertible debt transaction between the conversion feature and any other detachable instruments (such as warrants) on a relative fair value basis. The allocated fair value is recorded as a debt discount or premium and is amortized over the expected term of the convertible debt to interest expense. For a conversion price change of a convertible debt issue, the additional intrinsic value of the debt conversion feature, calculated as the number of additional shares issuable due to a conversion price change multiplied by the previous conversion price, is recorded as additional debt discount and amortized over the remaining life of the debt.

The Company accounts for modifications of its Embedded Conversion Features in accordance with ASC 470-50, Debt – Modifications and Exchanges, which requires the modification of a convertible debt instrument that changes the fair value of an embedded conversion feature and the subsequent recognition of interest expense or the associated debt instrument when the modification does not result in a debt extinguishment pursuant to ASC 470-50-40, Debt – Modification and Exchanges – Extinguishment of Debt.

Derivative Liability Related to Convertible Notes and Warrants

Derivative Liability Related to Convertible Notes and Warrants

The derivative liability related to convertible notes and warrants arises because the conversion price of the Company’s convertible notes is discounted from the market price of the Company’s common stock. Thus, the number of shares that may be issued upon conversion of such notes is indeterminate, which gives rise to the possibility that the Company may not be able to fully settle its convertible note and warrant obligations by the issuance of common stock.

The derivative liability related to convertible notes and warrants is adjusted to fair value as of each date that a note is converted or a warrant is exercised, as well as at each reporting date, using the Black-Scholes pricing model. Any change in fair value between reporting dates that arises because of changes in market conditions is recognized as a gain or loss. To the extent the derivative liability is reduced as a consequence of the conversion of notes or the exercise of warrants, such reduction is recognized as additional paid-in capital as of the conversion or exercise date.

Stock based compensation

Stock based compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation – Stock Compensation which requires that the fair value compensation cost relating to share-based payment transactions be recognized in financial statements. Share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized over the employee’s requisite service period, which is generally the vesting period. The fair value of the Company’s stock options is estimated using a Black-Scholes option valuation model. There were no stock options granted during the year ended December 31, 2012 or 2011.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

Recent accounting updates that the Company has adopted or that will be required to adopt in the future are summarized below.

On January 1, 2011, the Company adopted updates issued by the Financial Accounting Standards Board (FASB) to the authoritative hierarchy of GAAP. These changes establish the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates. Accounting Standards Updates will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Other than the manner in which new accounting guidance is referenced, the adoption of these changes had no impact on the consolidated financial statements.

The Company does not expect the adoption of any other recently issued accounting pronouncements to have a significant impact on its results of operations, financial position or cash flow.